CONVERTIBLE PROMISSORY NOTES (Tables)	9 Months Ended
Sep. 30, 2020
Convertible Promissory Notes
Convertible promissory notes
	Promissory Note		Convertible Promissory Note - Liability Component		Derivative Liability		Deferred Derivative Loss (Increase)		Total
	$		$		$		$		$

Balance December 31, 2017		241,517		1,340,978		-		-		1,582,495

Proceeds net of transaction costs		-		440,587		1,576,119		(1,221,660)		795,046
Repayments		(31,762)		-		-		-		(31,762)
Conversions		-		(1,718,320)		(38,794)		-		(1757,114)
Fair value change		-		-		(803,986)		269,868		(534,118)
Interest expense		-		19,649		-		-		19,649
Accretion expense		-		7,039		-		-		7,039
Foreign exchange (gain) loss		-		(64,392)		-		-		(64,392)

Balance December 31, 2018		209,755		25,541		733,339		(951,792)		16,843

Proceeds net of transaction costs		-		13,328		1,517,944		(958,883)		572,389
Repayments		(33,596)		-		-		-		(33,596)
Conversions		-		(191,566)		(1,545,331)		356,990		(1,379,907)
Fair value change		-		-		(335,758)		1,402,834		1,067,076
Interest expense		-		58,470		-		-		58,470
Accretion expense		-		146,624		-		-		146,624
Foreign exchange (gain) loss		(10,461)		(1,804)		-		-		(12,265)

Balance December 31, 2019		165,698		50,593		370,194		(150,851)		435,634

Proceeds net of transaction costs		-		9,469		1,011,674		(682,119)		339,024
Conversions		-		(13,769)		(886,485)		(38,489)		(861,765)
Fair value change		-		(123,552)		-		462,912		339,360
Interest expense		-		19,485		-		-		19,485
Accretion expense		-		101,900		-		-		101,900
Foreign exchange (gain) loss		3,418		2,167		-		-		5,585

Balance September 30, 2020		169,116		46,293		495,383		(331,569)		210,107